Related Party Balances and Transactions - Provision of service (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Balances and Transactions
Provision of service	¥ 122,687	¥ 57,901	¥ 1,561
Wuhan Weineng Battery Assets Co., Ltd.
Related Party Balances and Transactions
Provision of service	120,967	56,095	38
Nanjing Weibang Transmission Technology Co., Ltd.
Related Party Balances and Transactions
Provision of service	1,683	1,586	¥ 1,523
Beijing Weixu Business Consulting Co., Ltd.
Related Party Balances and Transactions
Provision of service	¥ 37	¥ 220